Shares Shares - Share Purchase Program (Details) (CAD) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 25, 2013	Dec. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Retired through Share Purchase Program (shares)		1,800,000
Increase (decrease) as a result of the retirement of shares		16,133
Stock purchase program
Equity, Class of Treasury Stock [Line Items]
Retired through Share Purchase Program (shares)	1,800,000
Percentage of issued and outstanding common shares purchased under Purchase Program		5.00%
Shares retired during period		1,800,000
Common stock | Stock purchase program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares		(16,133)
Additional paid in capital | Stock purchase program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares		4,393